Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operation [Abstract]
Schedule of Consolidated Balance Sheet

The following is a summary of assets and liabilities as of December 31, 2024 and a reconciliation of assets and liabilities disclosed in the notes to financial statements that are presented as a discontinued operation on the consolidated balance sheet as of December 31, 2023:

	December 31,	December 31,
	2024	2023
ASSETS OF DISCONTINUED OPERATION
CURRENT ASSETS:
Cash and cash equivalents	$469	$51,393
Restricted cash	8,037	-
Inventories	-	5,502,404
Advances to suppliers, net	2,795,162	71,299,563
Prepayment and other current assets, net	3,497,724	61,147
Total current assets	6,301,392	76,914,507
NON - CURRENT ASSETS:
Property and equipment, net	6,512	370,616
Operating lease right-of-use assets	55,334	260,522
Deferred tax assets	6,247,083	6,245,291
Total non - current assets	6,308,929	6,876,429
TOTAL ASSETS	$12,610,321	$83,790,936

LIABILITIES OF DISCONTINUED OPERATION
CURRENT LIABILITIES:
Accounts payable	$2,640	$1,902,320
Accrued expenses and other payables	1,233,311	156,141
Advances from customers	4,537,799	26,424,582
Due to related parties	-	182,558
Deferred government grant, current	38,792	37,610
Operating lease liabilities, current	-	70,998
Income tax payable	659,919	670,481
Total current liabilities	6,472,461	29,444,690
NON - CURRENT LIABILITIES:
Operating lease liabilities, non-current	-	73,596
Deferred government grant, non-current	16,543	59,527
Total non - current liabilities	16,543	133,123
TOTAL LIABILITIES	$6,489,004	$29,577,813

Schedule of Consolidated Statements of Net (Loss)/Income

The following is a reconciliation of the major classes of financial statement line items constituting net (loss)/income from discontinued operations from Nanjing Lucun, our discontinued operation, that is disclosed in the notes to the financial statements and presented in the consolidated statements of net (loss)/income for the years ended December 31, 2024, 2023 and 2022:

	Years Ended December 31,
	2024	2023	2022
Net revenues	$23,871,417	$24,148,914	$39,289,537
Cost of revenues	(23,443,331)	(22,672,758)	(34,967,113)
Gross profit	428,086	1,476,156	4,322,424
Operating expenses	(882,885)	(26,538,318)	(772,706)
Other income/(expenses).net	71,756	(70,220)	77,429
(Loss)/income before income tax	$(383,043)	$(25,132,382)	$3,627,147
Income tax expense	94,501	6,277,197	(906,787)
(Loss)/income from discontinued operation, net of income tax	$(288,542)	$(18,855,185)	$2,720,360